INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 12,326	$ 11,855	$ 4,735
Intangible assets, net	29,518	$ 33,890	$ 18,533
Impairment of intangible assets	298
NationSky [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	1,262
NQ Shenzhen [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 298
Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years 2 months 26 days
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
Intangible assets, net	$ 2,636	$ 1,659
Domain name use right [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years
Intangible assets, net	$ 856	$ 1,007